BUSINESS OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Accounting Policies [Abstract]
Net loss	$ 612,235	$ 740,238	$ 880,851	$ 4,365,355
Net cash used in operating activities	$ 562,701	$ 719,276	$ 1,605,076	$ 3,590,516